GOODWILL (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Changes in the carrying amount of goodwill
Goodwill acquired	$ 683,066	4,255,570
Balance as of the end of the period	$ 683,066	4,255,570